Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Voyage Expenses and Vessel Operating Expenses [Abstract]
Voyage Expenses and Vessel Operating Expenses

	For the years ended December 31,
	2015	2014	2013
Voyage expenses:
Commissions	$4,421	$3,597	2,742
Bunkers	1,753	1,802	2,473
Port expenses	259	166	226
Other	457	680	649
Total	$6,890	$6,245	6,090

Vessel operating expenses:
Crew costs and related costs	$31,788	$28,945	21,154
Insurance expense	5,004	4,502	3,780
Spares, repairs, maintenance and other expenses	11,521	6,710	6,545
Stores and lubricants	7,790	6,535	5,022
Management fees (Note 4)	11,219	12,475	16,395
Vetting, insurances, spares and repairs (Note 4)	489	840	644
Other operating expenses	2,522	2,022	1,783
Total	$70,333	$62,029	55,323